Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short Term Investments	Short-term investments consist of the following:
	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Marketable securities	847,927,125	2,062,818,597	293,480,907

Schedule of Fair Value Disclosure

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	2,062,818,597	2,062,818,597	-	-